Consolidated Statements of Changes in Equity - USD ($)	Membership units [member]	Additional paid-in capital [member]	Issued capital [member]	Retained earnings [member]	Foreign currency translation reserve [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2020	$ 100	$ 168,142,696		$ 52,584,197	$ (6,011,513)	$ 214,715,480	$ 23,605,352	$ 238,320,832
Balance, shares at Dec. 31, 2020	100
IfrsStatementLineItems [Line Items]
Profit for the year				4,126,505		4,126,505	4,542,880	8,669,385
Other comprehensive loss					(12,522,802)	(12,522,802)		(12,522,802)
Total comprehensive income for the Year				4,126,505	(12,522,802)	(8,396,297)	4,542,880	(3,853,417)
Conversion from S.R.L. to S.A.	$ (100)	(168,142,696)	$ 168,142,740			(56)		(56)
Conversion from S.R.L. to S.A., shares	(100)		168,142,740
Capital Contributions							4,084,160	4,084,160
Distributions paid to non-controlling interest							(1,024,747)	(1,024,747)
Balance at Dec. 31, 2021			$ 168,142,740	56,710,702	(18,534,315)	206,319,127	31,207,645	237,526,772
Balance, shares at Dec. 31, 2021			168,142,740
IfrsStatementLineItems [Line Items]
Profit for the year				8,028,610		8,028,610	3,412,623	11,441,233
Other comprehensive loss					(13,533,732)	(13,533,732)		(13,533,732)
Total comprehensive income for the Year				8,028,610	(13,533,732)	(5,505,122)	3,412,623	(2,092,499)
Capital Contributions							700,000	700,000
Distributions paid to non-controlling interest							(2,067,803)	(2,067,803)
Balance at Dec. 31, 2022			$ 168,142,740	64,739,312	(32,068,047)	200,814,005	33,252,465	$ 234,066,470
Balance, shares at Dec. 31, 2022			168,142,740					168,142,740
IfrsStatementLineItems [Line Items]
Profit for the year				3,139,333		3,139,333	4,016,672	$ 7,156,005
Other comprehensive loss					18,373,064	18,373,064		18,373,064
Total comprehensive income for the Year				3,139,333	18,373,064	21,512,397	4,016,672	25,529,069
Capital Contributions							5,870,314	5,870,314
Distributions paid to non-controlling interest							(4,522,936)	(4,522,936)
Balance at Dec. 31, 2023			$ 168,142,740	$ 67,878,645	$ (13,694,983)	$ 222,326,402	$ 38,616,515	$ 260,942,917
Balance, shares at Dec. 31, 2023			168,142,740					168,142,740